Bonds, Mortgages and Other Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Bonds, Mortgages and Other Long-Term Debt [Abstract]
Schedule of Debt

Debt consisted of the following:

USD’000
Bpifrance Innovation R&D Loan	425
Bpifrance Innovation Loan	364
PGE loans (CIC, Bpifrance and BNP)	178
Recoverable advances – Bpifrance (Innovation and BELICIM)	175
Miraex borrowings	109
Total debt	1,251
Less: current portion	(555)
Noncurrent portion	696

Schedule of Contractual Principal Maturities of Debt

The aggregate contractual principal maturities of debt as of June 30, 2026, are presented below. Amounts represent contractual principal repayments, translated using June 30, 2026, exchange rates, and exclude interest and unamortized discounts.

Year	USD’000
2026	378
2027	440
2028	285
2029	199
2030 and thereafter	28
Total contractual principal	1,330